Financial Instruments - Disclosure of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Cash and bank deposits	R$ 30,108	R$ 21,679
Certificate of deposit	106,473	80,890
Cash and cash equivalents	R$ 136,581	R$ 102,569	R$ 83,449	R$ 3,896